INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
INCOME TAXES

8.    INCOME TAXES

The Company’s unrecognized tax benefits were $2.2 million at September 30, 2013 and $7.4 million at December 31, 2012. Interest and penalties related to unrecognized tax benefits were $2.3 million and $2.6 million at September 30, 2013 and December 31, 2012, respectively. The decrease in unrecognized tax benefits was primarily due to the resolution of an income tax enquiry in the United Kingdom, in the second quarter, for the period from 2009 through 2011.

The Company expects the unrecognized tax benefits to change over the next 12 months if certain tax matters settle with the applicable taxing jurisdiction during this time frame, or, if applicable, statutes of limitations lapse. The impact of the amount of such changes to previously recorded uncertain tax positions could amount to approximately $0.5 million, exclusive of interest and penalties.

As of September 30, 2013, there were not any Federal or foreign income tax audits in process. The Company’s subsidiaries have income tax audits in certain States for periods that related to 2008 up to 2011. The Company is also subject to corporate income tax at its subsidiaries located in the United Kingdom, Netherlands, India, Canada, Ireland, and Puerto Rico. The tax returns for the Company’s subsidiaries located in foreign jurisdictions are subject to examination for periods ranging from one to seven years.

11.    INCOME TAXES

(Loss) income before income taxes consists of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
United States	$(19,321)	$3,973	$6,882
Foreign	(987)	1,614	4,870

Total	$(20,308)	$5,587	$11,752

Income tax (benefit) expense consists of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
Current tax (benefit) expense
Federal	$2,068	$(2,063)	$8,102
State	1,277	1,517	2,361
Foreign	231	7,120	4,434

	3,576	6,574	14,897
Deferred tax (benefit) expense
Federal	(11,213)	(1,292)	(9,048)
State	(2,419)	523	(1,453)
Foreign	(258)	(4,980)	(1,153)

	(13,890)	(5,749)	(11,654)

Income tax (benefit) expense	$(10,314)	$825	$3,243

The following is a reconciliation of the U.S. Federal statutory rate to the effective rate on pretax (loss) income (in thousands):

	Years ended December 31,
	2010	2011	2012
Federal tax (benefit) expense computed at statutory rate	$(7,108)	$1,956	$4,113
State tax (benefit) expense, net of federal tax	(1,391)	1,502	416
Valuation allowance, net	89	(5,018)	23
Permanent differences and other, net	(1,927)	236	551
Change in tax rate	-	(1,599)	12
Change to uncertain tax positions, net	(151)	4,166	(869)
Foreign rate differential	174	(418)	(1,003)

Income tax (benefit) expense	$(10,314)	$825	$3,243

Significant components of the Company’s net deferred tax liability, which includes the retroactive adjustment as of December 31, 2012, discussed in Notes 2 and 5, are as follows (in thousands):

	December 31,
	2011	2012
Deferred tax assets:
Current deferred tax assets:
Reserve on assets	$525	$679
Liabilities not yet deductible	9,502	10,095
Deferred revenue	326	430
Depreciation	84	207
Other	146	-

	10,583	11,411
Valuation allowance	(3)	(45)

Net current deferred tax assets	10,580	11,366
Non-current deferred tax assets:
Net operating loss and credit carryforwards	6,257	1,918
Liabilities not yet deductible	9,991	12,806
Deferred revenue	471	737
Stock-based compensation	2,606	9,641
Deferred financing costs	1,273	1,018
Other	3,657	2,410

	24,255	28,530
Valuation allowance	(1,007)	(1,037)

Net non-current deferred tax assets	23,248	27,493

Total net deferred tax assets	33,828	38,859
Deferred tax liabilities:
Intangible assets	(163,316)	(158,426)
Depreciation	(14,313)	(17,814)

Total deferred tax liabilities	(177,629)	(176,240)

Net deferred tax liability	$(143,801)	$(137,381)

During 2012, the overall deferred tax liability has decreased, mostly due to the book to tax difference in the treatment of amortization of intangible assets, stock-based compensation and use of net operating losses and credits.

At December 31, 2012, the Company had a deferred tax asset of $1.9 million, representing the tax effect of net operating losses and tax credit carry-forwards. The components of this deferred tax asset are $0.5 million related to net operating losses in a number of states which have expiration dates through 2031 and $1.4 million of foreign net operating losses that will begin to expire in 2031 or can be carried forward indefinitely.

The Company has recorded valuation allowances on certain foreign net operating losses where it has not had a history of profitability.

The Company does not provide for U.S. income taxes on the portion of undistributed earnings of foreign subsidiaries that is intended to be permanently reinvested. These earnings may become taxable in the United States upon the sale or liquidation of these foreign subsidiaries or upon the remittance of dividends. At this time, it is not practicable to estimate the amount of deferred tax liability on such earnings.

Uncertain Tax Positions

The Company follows the authoritative guidance relating to the accounting for uncertainty in income taxes. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in thousands):

	Years ended December 31,
	2011	2012
Beginning balance	$4,420	$7,933
Additions for tax positions of prior years	4,392	474
Additions for tax positions of current year	557	879
Settlements	(1,436)	(474)
Reductions for tax positions of prior years	-	(845)
Lapses of statutes of limitations	-	(778)
Effect of foreign currency adjustments	-	223

Ending balance	$7,933	$7,412

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense. The Company’s current provision for income tax expense for the years ended December 31, 2010, 2011, and 2012 included $0.4 million, $0.8 million and $0.3 million, respectively, of interest and penalties related to tax positions of the Company. The liability for total interest and penalties at December 31, 2011 and 2012 was $3.1 million and $2.6 million, respectively, and is included in other long-term liabilities. During the fourth quarter of 2012, the Company partially reduced its reserve for uncertain tax positions due to the lapse in the statute of limitations for prior tax filings. Additionally, the Company received correspondence from a government representative of a foreign jurisdiction which accepted certain tax positions which had been taken in previous filings, thereby indicating that no change to the tax filings would be required; as a result, the uncertain tax benefit related to this matter was reduced in the fourth quarter.

The total amount of unrecognized tax benefits that if recognized would affect the Company’s effective tax rate is $6.6 million. The Company expects the unrecognized tax benefits to change over the next 12 months if certain tax matters ultimately settle with the applicable taxing jurisdiction during this time frame, or if applicable statutes of limitations lapse. The impact of the amount of such changes to previously recorded uncertain tax positions could range from $0.5 million to $5.6 million.

The Company and its domestic subsidiaries are subject to U.S. Federal income tax as well as multiple state jurisdictions. U.S. Federal income tax returns are typically subject to examination by the Internal Revenue Service (IRS) and the statute of limitations for Federal income tax returns is three years. The Company’s filings for 2009 through 2012 are subject to audit based upon the Federal statute of limitations.

State income tax returns are generally subject to examination for a period of three to five years after filing of the respective return. The state impact of any Federal changes remains subject to examination by various states for a period of up to one year after formal notification to the states. There were no significant settlements of state audits during 2012. As of December 31, 2012, there were not any state income tax audits in process.

The Company is also subject to corporate income tax at its subsidiaries located in the United Kingdom, the Netherlands, India, Canada, Ireland, and Puerto Rico. The tax returns for the Company’s subsidiaries located in foreign jurisdictions are subject to examination for periods ranging from one to seven years.